Non cash Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Stated interest on convertible notes payable		$ 749	$ 749	$ 228
Amortization of deferred financing costs associated with the convertible preferred stock warrants	39	1,775	1,779	216
Total interest expense	$ 39	$ 2,524	$ 2,528	$ 444